
          MORGAN STANLEY
          STRATEGIC ADVISER FUND, INC.
-------------------------------------------------------------------------------
STRATEGIC ADVISER CONSERVATIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
-------------------------------------------------------------------------------

                                                                        VALUE
     SHARES                                                             (000)
-----------------------------------------------------------------------------
INVESTMENTS  (96.8%)
     10,460    MAS High Yield Portfolio                                $  100
     67,764    MAS Limited Duration Portfolio                             700
      4,132    MSIF Equity Growth Portfolio                                70
     12,609    MSIF U.S. Equity Plus Portfolio                            130
                                                          ---------------------
TOTAL INVESTMENTS (96.8%) (COST $1,000)                                 1,000
                                                          ---------------------


OTHER ASSETS AND LIABILITIES-NET (3.2%)                                    33
                                                          ---------------------
NET ASSETS (100%)                                                      $1,033
                                                          ---------------------
                                                          ---------------------



      The accompanying notes are an integral part of the financial statements.


          MORGAN STANLEY
          STRATEGIC ADVISER FUND, INC.
-------------------------------------------------------------------------------
STRATEGIC ADVISER MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
-------------------------------------------------------------------------------

                                                                          VALUE
     SHARES                                                               (000)
--------------------------------------------------------------------------------
INVESTMENTS  (96.8%)
     38,873    MAS Intermediate Duration Portfolio                   $    400
     10,460    MAS High Yield Portfolio                                   100
      5,587    MAS Value Portfolio                                        100
      5,903    MSIF Equity Growth Portfolio                               100
     13,799    MSIF International Magnum Portfolio                        150
     14,549    MSIF U.S. Equity Plus Portfolio                            150
                                                          ---------------------
TOTAL INVESTMENTS  (96.8%)  (COST $1,000)                               1,000
                                                          ---------------------



OTHER ASSETS AND LIABILITIES-NET  (3.2%)                                   33
                                                          ---------------------
NET ASSETS (100%)                                                      $1,033
                                                          ---------------------
                                                          ---------------------





       The accompanying notes are an integral part of the financial statements.


          MORGAN STANLEY
          STRATEGIC ADVISER FUND, INC.
-------------------------------------------------------------------------------
STRATEGIC ADVISER AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997


                                                                         VALUE
     SHARES                                                               (000)
--------------------------------------------------------------------------------
INVESTMENTS  (96.8%)
      5,423    MAS Mid Cap Growth Portfolio                          $    100
     12,584    MAS Fixed-Income Portfolio                                 150
      8,380    MAS Value Portfolio                                        150
      7,716    MSIF Emerging Markets Portfolio                            100
      8,855    MSIF Equity Growth Portfolio                               150
     22,999    MSIF International Magnum Portfolio                        250
      9,699    MSIF U.S. Equity Plus Portfolio                            100
                                                          ---------------------
TOTAL INVESTMENTS  (96.8%)  (COST $1,000)                               1,000
                                                          ---------------------


OTHER ASSETS AND LIABILITIES-NET (3.2%)                                    33
                                                          ---------------------
NET ASSETS (100%)                                                      $1,033
                                                          ---------------------
                                                          ---------------------


       The accompanying notes are an integral part of the financial statements.

          MORGAN STANLEY
          STRATEGIC ADVISER FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      STRATEGIC      STRATEGIC      STRATEGIC
                                                                                        ADVISER        ADVISER        ADVISER
                                                                                   CONSERVATIVE       MODERATE     AGGRESSIVE
                                                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                                           (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at cost and value                                                        $ 1,000         $1,000         $1,000
  Cash                                                                                    1,033          1,033          1,033
  Receivable from Investment Adviser                                                          5              5              5
  Deferred Organization Costs                                                                66             66             66
                                                                                      ---------       --------       --------
TOTAL ASSETS                                                                              2,104          2,104          2,104
                                                                                      ---------       --------       --------
LIABILITIES
     Payable for Investments Purchased                                                   (1,000)        (1,000)        (1,000)
     Professional Fees Payable                                                               (3)            (3)            (3)
     Shareholder Reporting Fees Payable                                                      (2)            (2)            (2)
     Organization Costs and Other Payables                                                  (66)           (66)           (66)
                                                                                      ---------       --------       --------
TOTAL LIABILITIES                                                                        (1,071)        (1,071)        (1,071)
                                                                                      ---------       --------       --------

NET ASSETS                                                                               $1,033         $1,033         $1,033
                                                                                      ---------       --------       --------
                                                                                      ---------       --------       --------

NET ASSETS CONSIST OF:
Paid in Capital                                                                          $1,033         $1,033         $1,033
                                                                                      ---------       --------       --------
                                                                                      ---------       --------       --------

CLASS A:
NET ASSETS                                                                                 $517           $517           $517
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 51,667 outstanding $0.001 par value shares
     of each Portfolio (authorized 1,500,000,000 shares each)                            $10.00         $10.00         $10.00
                                                                                      ---------       --------       --------
                                                                                      ---------       --------       --------

CLASS B:
NET ASSETS                                                                                 $516           $516           $516
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 51,666 outstanding $0.001 par value shares
     of each Portfolio (authorized 1,500,000,000 shares each)                            $10.00         $10.00         $10.00
                                                                                      ---------       --------       --------
                                                                                      ---------       --------       --------


       The accompanying notes are an integral part of the financial statements.

          MORGAN STANLEY
          STRATEGIC ADVISER FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE ONE DAY ENDED DECEMBER 31, 1997*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      STRATEGIC      STRATEGIC       STRATEGIC
                                                                                        ADVISER        ADVISER         ADVISER
                                                                                   CONSERVATIVE       MODERATE      AGGRESSIVE
                                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                                           (000)          (000)           (000)
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Shareholder Reports                                                                         2              2              2
  Other Expenses                                                                              3              3              3
  Expenses Reimbursed by Adviser                                                             (5)            (5)            (5)
                                                                                      ---------       --------       --------

     Total Expenses                                                                           0              0              0
                                                                                      ---------       --------       --------

NET INVESTMENT INCOME**                                                                       0              0              0
                                                                                      ---------       --------       --------

  Net Increase in Net Assets Resulting from Operations                                     $  0           $  0           $  0
                                                                                      ---------       --------       --------
                                                                                      ---------       --------       --------

------------------------------------------------
  * - Commencement of operations
 ** - The Portfolios earned no income from the underlying Funds on December 31, 1997 as the purchases were effective at the close of business on that day.


       The accompanying notes are an integral part of the financial statements.


  MORGAN STANLEY
  STRATEGIC ADVISER FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN  NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    STRATEGIC      STRATEGIC       STRATEGIC
                                                                                      ADVISER        ADVISER         ADVISER
                                                                                   CONSERVATIVE    MODERATE        AGGRESSIVE
                                                                                     PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                                                -----------------------------------------------
                                                                                      ONE DAY       ONE DAY          ONE DAY
                                                                                       ENDED         ENDED            ENDED
                                                                                    DECEMBER 31,  DECEMBER 31,     DECEMBER 31,
                                                                                       1997*         1997*            1997*

                                                                                       (000)         (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                                                       -              -              -
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed                                                                                517            517            517
  CLASS B:
  Subscribed                                                                                516            516            516
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Capital Share Transactions                                              1,033          1,033          1,033
-------------------------------------------------------------------------------------------------------------------------------
  Total Increase in Net Assets                                                            1,033          1,033          1,033
NET ASSETS:
  Beginning of Period                                                                         -              -              -
-------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                                          $1,033         $1,033         $1,033
-------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------------------
  CLASS A:
  Shares Subscribed                                                                          52             52             52
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Class A Shares Outstanding                                                 52             52             52
  CLASS B:
  Shares Subscribed                                                                          52             52             52
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Class B Shares Outstanding                                                 52             52             52
-------------------------------------------------------------------------------------------------------------------------------
* Commencement of operations.



       The accompanying notes are an integral part of the financial statements.


  MORGAN STANLEY
  STRATEGIC ADVISER FUND, INC.
-----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
-----------------------------------------------------------------------------------------------------------
STRATEGIC ADVISER CONSERVATIVE PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                                                   CLASS A
                                                                             ------------------
                                                                                  ONE DAY
                                                                                   ENDED
                                                                             DECEMBER 31, 1997*
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.00
                                                                             ------------------

NET ASSET VALUE, END OF PERIOD                                                           $10.00
                                                                             ------------------
                                                                             ------------------

TOTAL RETURN                                                                               0.00%
                                                                             ------------------
                                                                             ------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                      $517
Ratio  of Expenses to Average Net Assets                                                   0.00% (a)(b)
Ratio of Net Investment Income to Average Net Assets                                       0.00% (a)(b)
Portfolio Turnover                                                                            0%

                                                                                   CLASS B
                                                                             ------------------
                                                                                  ONE DAY
                                                                                   ENDED
                                                                             DECEMBER 31, 1997*
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.00
                                                                             ------------------

NET ASSET VALUE, END OF PERIOD                                                           $10.00
                                                                             ------------------
                                                                             ------------------

TOTAL RETURN                                                                               0.00%
                                                                             ------------------
                                                                             ------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                      $516
Ratio  of Expenses to Average Net Assets                                                   0.00% (a)(b)
Ratio of Net Investment Income to Average Net Assets                                       0.00% (a)(b)
Portfolio Turnover                                                                            0%
-----------------------------
*   Commencement of Operations
(a) Annualized
(b) Reflects expenses that have been assumed by the Investment Adviser.  Without the assumption of such expenses, the ratio of expenses to average net assets would have been higher.


       The accompanying notes are an integral part of the financial statements.


  MORGAN STANLEY
  STRATEGIC ADVISER FUND, INC.
-----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
-----------------------------------------------------------------------------------------------------------
STRATEGIC ADVISER MODERATE PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                                                   CLASS A
                                                                             ------------------
                                                                                  ONE DAY
                                                                                   ENDED
                                                                             DECEMBER 31, 1997*
-----------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.00
                                                                             ------------------
NET ASSET VALUE, END OF PERIOD                                                           $10.00
                                                                             ------------------
                                                                             ------------------
TOTAL RETURN                                                                               0.00%
                                                                             ------------------
                                                                             ------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                      $517
Ratio of Expenses to Average Net Assets                                                    0.00% (a)(b)
Ratio of Net Investment Income to Average Net Assets                                       0.00% (a)(b)
Portfolio Turnover                                                                            0%
                                                                                   CLASS B
                                                                             ------------------
                                                                                  ONE DAY
                                                                                   ENDED
                                                                             DECEMBER 31, 1997*
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.00
                                                                             ------------------
NET ASSET VALUE, END OF PERIOD                                                           $10.00
                                                                             ------------------
                                                                             ------------------
TOTAL RETURN                                                                               0.00%
                                                                             ------------------
                                                                             ------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                      $516
Ratio of Expenses to Average Net Assets                                                    0.00% (a)(b)
Ratio of Net Investment Income to Average Net Assets                                       0.00% (a)(b)
Portfolio Turnover                                                                            0%
-----------------------------
 *   Commencement of Operations
(a)  Annualized
(b)  Reflects expenses that have been assumed by the Investment Adviser.
     Without the assumption of such expenses, the ratio of expenses to average net assets would have been higher.


       The accompanying notes are an integral part of the financial statements.


  MORGAN STANLEY
  STRATEGIC ADVISER FUND, INC.
-----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
-----------------------------------------------------------------------------------------------------------
STRATEGIC ADVISER AGGRESSIVE PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                                                   CLASS A
                                                                             ------------------
                                                                                  ONE DAY
                                                                                   ENDED
                                                                             DECEMBER 31, 1997*
-----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.00
                                                                             ------------------


NET ASSET VALUE, END OF PERIOD                                                           $10.00
                                                                             ------------------
                                                                             ------------------

TOTAL RETURN                                                                               0.00%
                                                                             ------------------
                                                                             ------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                      $517
Ratio of Expenses to Average Net Assets                                                    0.00% (a)(b)
Ratio of Net Investment Income to Average Net Assets                                       0.00% (a)(b)
Portfolio Turnover                                                                            0%


                                                                                   CLASS B
                                                                             ------------------
                                                                                  ONE DAY
                                                                                   ENDED
                                                                             DECEMBER 31, 1997*
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.00
                                                                             ------------------

NET ASSET VALUE, END OF PERIOD                                                           $10.00
                                                                             ------------------
                                                                             ------------------

TOTAL RETURN                                                                               0.00%
                                                                             ------------------
                                                                             ------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                      $516
Ratio of Expenses to Average Net Assets                                                    0.00% (a)(b)
Ratio of Net Investment Income to Average Net Assets                                       0.00% (a)(b)
Portfolio Turnover                                                                            0%
-----------------------------
*   Commencement of Operations
(a) Annualized
(b) Reflects expenses that have been assumed by the Investment Adviser.  Without the assumption of such expenses, the ratio of expenses to average net assets would have been higher.


       The accompanying notes are an integral part of the financial statements.

Morgan Stanley
Strategic Adviser Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
Morgan Stanley Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios: Strategic Adviser Conservative Portfolio, Strategic Adviser Moderate Portfolio and Strategic Adviser Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Institutional Fund, Inc. ("MSIF") and Institutional Class shares of certain investment portfolios of MAS Funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The MAS Funds are managed by an affiliate of the Adviser. The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting, dividend, liquidation and other rights. The Fund commenced operations on December 31, 1997. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long term total return that is consistent with a relatively conservative level, moderate level or high level of risk, respectively.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the underlying Funds are valued at the net asset value per share of the underlying Fund at the close of each business day. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading of similar groups of securities. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Short-term securities with a maturity date of less than 60 days are valued at amortized cost. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. OTHER: Realized gains and losses from the sale of the underlying Funds is determined on the specific identified cost basis. Income from the underlying Funds is recorded on the ex dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions for the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Portfolios are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on securities.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

B. ADVISER: Morgan Stanley Asset Management Inc. (the "Adviser" or "MSAM"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the Fund with investment advisory services, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). MSAM also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its affiliate Chase Global Funds Services Company ("CGFSC"). For such services, MSAM pays Chase a portion of the fee MSAM receives from the Fund. Certain employees of CGFSC are officers of the Fund.

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the expenses of the underlying Funds attributable to the shares owned by the Portfolio, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:


                                                        MAXIMUM
                                                     EXPENSE RATIO
                                                     -------------
 PORTFOLIO                                       CLASS A           CLASS B
 ---------                                       -------           -------

 Strategic Adviser                                 0.80%             1.05%
 Conservative Portfolio

 Strategic Adviser                                 0.90%             1.15%
 Moderate Portfolio

 Strategic Adviser                                 1.10%             1.35%
 Aggressive Portfolio


C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., and an affiliate of MSAM, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. DEFERRED ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $200,000 which have been capitalized and allocated equally to each portfolio. Such costs are being amortized on a straight line basis from December 31, 1997, the date the Fund commenced operations.

E. PURCHASES AND SALES: During the period ended December 31, 1997, purchases and sales of investment funds were as follows:



                                           PURCHASES               SALES
 PORTFOLIO                                   (000)                 (000)
 ---------                                 ---------               -----

 Strategic Adviser                            $1,000                   -
 Conservative Portfolio

 Strategic Adviser                             1,000                   -
 Moderate Portfolio

 Strategic Adviser                             1,000                   -
 Aggressive Portfolio


For the period ended December 31, 1997, The Fund had no Purchases and Sales of long-term U.S. Government securities.

F. OTHER: At December 31, 1997, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:


                                                                        NET
                                                                    UNREALIZED
                                     UNREALIZED     UNREALIZED        APPREC.
                            COST      APPREC.         DEPREC.        (DEPREC.)
 PORTFOLIO                  (000)      (000)           (000)           (000)
 ---------                  -----    ----------     ----------      ----------

 Strategic Adviser         $1,000        -               -               -
 Conservative Portfolio

 Strategic Adviser          1,000        -               -               -
 Moderate Portfolio

 Strategic Adviser          1,000        -               -               -
 Aggressive Portfolio


G. At December 31, 1997, all of the Shares of the Fund are held by one shareholder, an affiliate of the Adviser.

H. The Portfolios have investments in underlying funds which invest in high-yield and foreign securities.

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain risks not typically associated with U.S. domestic securities, as a result of among other factors, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Morgan Stanley Strategic Adviser Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Strategic Adviser Conservative Portfolio, Morgan Stanley Strategic Adviser Moderate Portfolio and Morgan Stanley Strategic Adviser Aggressive Portfolio (separate portfolios constituting Morgan Stanley Strategic Adviser Fund, Inc., hereafter referred to as the "Fund") at December 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the one day period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 11, 1998